Financial Assets at Amortized Cost (Details) - Schedule of profit or loss in relation to financial assets at amortized cost - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Profit Or Loss In Relation To Financial Assets At Amortized Cost Abstract
Interest income	$ 31,604	$ 12,810	$ 20,603